Related Party Transactions	6 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
12 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm Technology (China) Co. Limited (“Arm China”) in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.18% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the three months ended September 30, 2023 and 2022, the Company recognized revenue of $162.0 million and $159.7 million, respectively, and recognized expenses of $17.5 million and $18.5 million, respectively, under a service share arrangement with Arm China. For the six months ended September 30, 2023 and 2022, the Company recognized revenue of $300.9 million and $325.3 million, respectively, and recognized expenses of $33.6 million and $31.7 million, respectively, under a service share arrangement with Arm China. The Company leases certain assets to Arm China and rental income was immaterial for all periods presented herein.
As of September 30, 2023, the Company had a net receivable of $258.4 million ($269.6 million receivable less $11.2 million payable) from Arm China. As of September 30, 2023, the Company had contract liabilities of $89.0 million relating to Arm China. As of March 31, 2023, the Company had a net receivable of $386.9 million ($400.7 million receivable less $13.9 million payable) from Arm China. As of March 31, 2023, the Company had contract liabilities of $103.4 million.
See Note 3 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control in SoftBank
The Company also had other revenue and expense transactions, along with receivable and balances with other entities by virtue of common control in SoftBank. For the three months ended September 30, 2023 and 2022, the Company recognized revenue of $0.4 million and $0.2 million, respectively. For the six months ended September 30, 2023 and 2022, the Company recognized revenue of $0.6 million and $0.6 million, respectively. As of September 30, 2023, the Company had accounts receivable and contract liabilities of $0.2 million and $1.6 million, respectively. In August 2023, the Company distributed its receivable related to the Company’s sale of Pelion IOT Limited and its subsidiaries (“IoTP”) to the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. As of March 31, 2023, the
Company had accounts receivable, other receivables and contract liabilities of $0.5 million, $12.0 million, and $1.6 million, respectively. The Company also had immaterial lessee leases with a certain related party by virtue of common control in SoftBank.
SoftBank Group Facility
In March 2022, Kronos, an entity under common control of SoftBank, entered into the Facility Agreement which is secured by its interest in the Company. The Company also entered into the Undertaking to confirm and agree to comply with the terms of the Facility Agreement and a Guarantee of the obligations under the Facility Agreement owed by Kronos. Under the terms of the Guarantee, upon an Arm Guarantee Trigger Event, the Guarantee springs into effect, such that any future payment default by Kronos following such date may require performance by the Company if not settled by use of the share collateral or otherwise restructured. In September 2023, Softbank settled the Facility Agreement and the Company’s Undertaking and Guarantee were terminated. See Note 11 - Commitments and Contingencies, for further details on this Guarantee.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, and has more than virtually no influence (i.e., at least 3% to 5% ownership). For the three months ended September 30, 2023 and 2022, the Company recognized revenue of $0.1 million and $1.1 million, respectively. For the six months ended September 30, 2023 and 2022, the Company recognized revenue of $1.1 million and $2.7 million, respectively.
As of September 30, 2023, the Company had contract assets and contract liabilities of $2.7 million and $32.3 million, respectively. As of March 31, 2023, the Company had accounts receivable, contract assets and contract liabilities of $0.5 million, $8.7 million and $30.2 million, respectively.
For the three months ended September 30, 2023, Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $2.1 million. No distributions, dividends, or returns of capital were recognized in the three months ended September 30, 2022.
For the six months ended September 30, 2023 and 2022, Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $2.4 million and $0.3 million, respectively.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and exhibits significant influence. For the three months ended September 30, 2023 and 2022, the Company incurred subscription costs of $2.4 million and $2.2 million, respectively, from Linaro. For the six months ended September 30, 2023 and 2022, the Company incurred subscription costs of $4.7 million and $4.2 million, respectively, from Linaro. As of September 30, 2023 and March 31, 2023, $0.7 million and $0.3 million was recorded in other current liabilities on the Condensed Consolidated Balance Sheets, respectively.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of September 30, 2023 and March 31, 2023, total purchase consideration remained unpaid and was recorded in prepaid expenses and other current assets and other non-current assets.
Loans to Related Parties
As of September 30, 2023 and March 31, 2023, the Company had a loan receivable of $15.9 million and $19.2 million, respectively with Arduino, a related party, which was subject to impairment considerations. The Company also has an outstanding loan receivable of $3.0 million with Cerfe Labs, Inc., a related party which was fully impaired as of March 31, 2023. See Note 4 - Financial Instruments, for further information regarding this loan.
As of September 30, 2023 and March 31, 2023, the outstanding balance of the convertible promissory note with Ampere, a related party, was $31.6 million and $30.9 million, respectively. The Company’s maximum exposure to loss are the amounts invested in, and advanced to, Ampere as of September 30, 2023.
Other relationships
The Company engaged Raine Securities LLC, a related party, for certain advisory services in connection with the IPO. For the three and six months ended September 30, 2023, the Company incurred $10.7 million in expenses, of which $5.2 million was reimbursed by the underwriters in the IPO. For the three and six months ended September 30, 2022, under a separate agreement, the Company incurred $0.6 million and $1.2 million in expenses, respectively. As of September 30, 2023 and March 31, 2023, the Company recorded other current liabilities of $5.5 million and $2.5 million, respectively.